Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 1,481	$ 2,305
Current investments	841	880
Trade receivables	3,094	2,995
Unbilled revenues	1,861	1,526
Prepayments and other current assets	1,336	1,133
Income tax assets	1	7
Derivative financial instruments	12	19
Total current assets	8,626	8,865
Non-current assets
Property, plant and equipment	1,679	1,793
Right of use assets	837	636
Goodwill	882	817
Intangible assets	213	225
Non-current investments	1,530	1,801
Unbilled revenues	176	124
Deferred income tax assets	152	160
Income tax assets	785	805
Other non-current assets	432	329
Total non-current assets	6,686	6,690
Total assets	15,312	15,555
Current liabilities
Trade payables	470	545
Lease liabilities	151	115
Derivative financial instruments	10	8
Current income tax liabilities	412	344
Unearned revenues	872	834
Employee benefit obligations	292	288
Provisions	159	129
Other current liabilities	2,403	2,170
Total current liabilities	4,769	4,433
Non-current liabilities
Lease liabilities	859	607
Deferred income tax liabilities	149	153
Employee benefit obligations	10	12
Other non-current liabilities	301	356
Total liabilities	6,088	5,561
Equity
Share capital - Rs 5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and outstanding 4,136,387,925 (4,193,012,929) equity shares fully paid up, net of 12,172,119 (13,725,712) treasury shares each as of March 31, 2023 (March 31, 2022), respectively	325	328
Share premium	366	337
Retained earnings	11,401	11,672
Cash flow hedge reserve		1
Other reserves	1,370	1,170
Capital redemption reserve	24	21
Other components of equity	(4,314)	(3,588)
Total equity attributable to equity holders of the company	9,172	9,941
Non-controlling interests	52	53
Total equity	9,224	9,994
Total liabilities and equity	15,312	15,555
Commitments and contingent liabilities